BENEFITS TO EMPLOYEES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefit obligations - amounts recognized in financial statements
Current	R$ 292,990	R$ 246,437
Non-current	5,293,808	4,947,234
Post-employment benefit obligations
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	5,586,798	5,193,671
Current	292,990	246,437
Non-current	5,293,808	4,947,234
Social security plan benefits | Post-employment benefit obligations
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	5,424,163	4,938,491
Health and life insurance plans | Post-employment benefit obligations
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	R$ 162,635	R$ 255,180